A U D I T E D    F I N A N C I A L     S T A T E M E N T S

John Hancock Life Insurance Company (U.S.A.) Separate Account W

December 31, 2020

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John Hancock Life Insurance Company (U.S.A.)

Separate Account W

Audited Financial Statements

December 31, 2020

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account W

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account W (the “Separate Account”) as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020 and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1985.

Boston, Massachusetts

March 31, 2021

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account W

500 Index Fund Series NAV	Managed Volatility Balanced Portfolio Series NAV
Active Bond Trust Series NAV	Mid Cap Index Trust Series NAV
Blue Chip Growth Trust Series NAV	Mid Cap Stock Trust Series NAV
Capital Appreciation Trust Series NAV	Mid Value Trust Series NAV
Core Bond Trust Series NAV	Money-Market Trust Series NAV
Disciplined Value International Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Stock Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series NAV
International Equity Index Series NAV	Total Bond Market Series Trust NAV
Lifestyle Balanced Portfolio Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Ultra Short Term Bond Trust Series NAV

4 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	500 Index Fund Series NAV	Active Bond Trust Series NAV	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Core Bond Trust Series NAV	Disciplined Value International Trust Series NAV
Total Assets

Investments at fair value	$3,249,296	$25,413,997	$43,527,218	$4,527,749	$687,106	$669,723

Net Assets

Contracts in accumulation	$2,828,914	$22,965,812	$41,597,149	$4,195,422	$687,106	$636,849

Contracts in payout (annuitization)	420,382	2,448,185	1,930,069	332,327	-	32,874

Total net assets	$3,249,296	$25,413,997	$43,527,218	$4,527,749	$687,106	$669,723

Units outstanding	51,892	367,203	289,193	76,962	47,317	38,560

Unit value	$62.62	$69.21	$150.51	$58.83	$14.52	$17.37

Shares	75,442	2,458,039	1,080,884	591,090	48,490	51,756

Cost	$1,891,764	$24,020,488	$33,759,819	$3,559,872	$679,679	$657,193

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV
Total Assets

Investments at fair value	$3,031,449	$28,953	$131,750,991	$306,352	$216,402	$5,185,696

Net Assets

Contracts in accumulation	$2,883,101	$28,953	$120,274,310	$306,352	$198,598	$4,917,393

Contracts in payout (annuitization)	148,348	-	11,476,681	-	17,804	268,303

Total net assets	$3,031,449	$28,953	$131,750,991	$306,352	$216,402	$5,185,696

Units outstanding	61,334	1,627	677,268	13,544	9,664	146,298

Unit value	$49.43	$17.80	$194.53	$22.62	$22.39	$35.45

Shares	221,274	2,271	4,340,984	9,670	41,776	265,253

Cost	$3,486,904	$29,042	$81,189,381	$264,063	$217,908	$3,797,075

See accompanying notes.

6 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Mid Cap Index Trust Series NAV	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV
Total Assets

Investments at fair value	$9,983,385	$33,485	$51,571,282	$31,952	$6,954,113	$682,143

Net Assets

Contracts in accumulation	$9,983,385	$33,485	$48,639,570	$31,952	$6,856,109	$580,643

Contracts in payout (annuitization)	-	-	2,931,712	-	98,004	101,500

Total net assets	$9,983,385	$33,485	$51,571,282	$31,952	$6,954,113	$682,143

Units outstanding	541,397	2,106	991,692	1,613	49,263	12,021

Unit value	$18.44	$15.90	$52.00	$19.81	$141.16	$56.75

Shares	609,486	1,883	4,411,503	1,497	260,259	67,472

Cost	$8,720,524	$30,273	$53,511,611	$29,065	$4,694,784	$711,061

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Money-Market Trust Series NAV	Opportunistic Fixed Income Trust Series NAV	Real Estate Securities Trust Series NAV	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Stock Trust Series NAV
Total Assets

Investments at fair value	$1,811,885	$1,049,257	$11,974,459	$636,541	$29,999	$3,200,470

Net Assets

Contracts in accumulation	$1,583,198	$1,011,803	$11,557,226	$625,388	$29,999	$2,986,761

Contracts in payout (annuitization)	228,687	37,454	417,233	11,153	-	213,709

Total net assets	$1,811,885	$1,049,257	$11,974,459	$636,541	$29,999	$3,200,470

Units outstanding	93,287	37,047	96,529	40,680	1,461	57,773

Unit value	$19.42	$28.32	$124.05	$15.65	$20.53	$55.40

Shares	1,811,885	78,244	635,587	51,793	1,837	262,980

Cost	$1,811,885	$983,769	$9,462,176	$639,502	$24,536	$2,481,949

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Small Cap Value Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Total Assets

Investments at fair value	$702,048	$838,391	$90,769	$1,068,160

Net Assets

Contracts in accumulation	$702,048	$834,776	$90,769	$1,068,160

Contracts in payout (annuitization)	-	3,615	-	-

Total net assets	$702,048	$838,391	$90,769	$1,068,160

Units outstanding	12,783	40,716	3,908	88,009

Unit value	$54.92	$20.59	$23.23	$12.14

Shares	47,987	76,987	3,458	93,126

Cost	$849,057	$799,420	$71,100	$1,069,447

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$59,145	$56,181	$762,604	$739,944	$-	$2,900

Expenses:

Mortality and expense risk and administrative charges	(40,802)	(43,022)	(260,856)	(267,527)	(530,842)	(501,845)

Net investment income (loss)	18,343	13,159	501,748	472,417	(530,842)	(498,945)

Realized gains (losses) on investments:

Capital gain distributions received	60,863	48,064	-	-	5,465,991	5,258,569

Net realized gain (loss)	359,922	378,180	171,133	141,813	3,050,401	2,202,189

Realized gains (losses)	420,785	426,244	171,133	141,813	8,516,392	7,460,758

Unrealized appreciation (depreciation) during the period	10,834	393,908	1,250,737	1,501,741	3,065,189	1,848,900

Net increase (decrease) in net assets from operations	449,962	833,311	1,923,618	2,115,971	11,050,739	8,810,713

Changes from principal transactions:

Purchase payments	329	400	52,786	42,145	25,684	59,658

Transfers between sub-accounts and the company	(6,447)	(131,304)	137,895	64,268	(1,349,360)	(297,143)

Withdrawals	(527,323)	(369,531)	(2,915,619)	(3,040,722)	(4,057,468)	(3,230,840)

Annual contract fee	(293)	(345)	(6,962)	(7,826)	(4,928)	(5,522)

Net increase (decrease) in net assets from principal transactions	(533,734)	(500,780)	(2,731,900)	(2,942,135)	(5,386,072)	(3,473,847)

Total increase (decrease) in net assets	(83,772)	332,531	(808,282)	(826,164)	5,664,667	5,336,866

Net assets at beginning of period	3,333,068	3,000,537	26,222,279	27,048,443	37,862,551	32,525,685

Net assets at end of period	$3,249,296	$3,333,068	$25,413,997	$26,222,279	$43,527,218	$37,862,551

	2020	2019	2020	2019	2020	2019

Units, beginning of period	62,162	72,496	402,042	448,321	333,607	367,041

Units issued	2,324	446	5,123	3,941	1,359	1,065

Units redeemed	(12,594)	(10,780)	(39,962)	(50,220)	(45,773)	(34,499)

Units, end of period	51,892	62,162	367,203	402,042	289,193	333,607

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Disciplined Value International Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$-	$1,325	$16,105	$396	$13,058	$19,627

Expenses:

Mortality and expense risk and administrative charges	(49,381)	(41,592)	(5,766)	(221)	(7,817)	(9,244)

Net investment income (loss)	(49,381)	(40,267)	10,339	175	5,241	10,383

Realized gains (losses) on investments:

Capital gain distributions received	382,156	2,046,180	-	-	-	-

Net realized gain (loss)	(856,265)	(300,385)	2,835	7	(3,913)	3,423

Realized gains (losses)	(474,109)	1,745,795	2,835	7	(3,913)	3,423

Unrealized appreciation (depreciation) during the period	2,159,584	(891,353)	6,464	852	4,153	57,757

Net increase (decrease) in net assets from operations	1,636,094	814,175	19,638	1,034	5,481	71,563

Changes from principal transactions:

Purchase payments	5,718	5,766	-	-	1,107	1,194

Transfers between sub-accounts and the company	(94,760)	(81,913)	666,221	-	(4,389)	(33,109)

Withdrawals	(305,876)	(169,221)	(14,929)	-	(26,253)	(36,546)

Annual contract fee	(457)	(557)	-	-	(123)	(148)

Net increase (decrease) in net assets from principal transactions	(395,375)	(245,925)	651,292	-	(29,658)	(68,609)

Total increase (decrease) in net assets	1,240,719	568,250	670,930	1,034	(24,177)	2,954

Net assets at beginning of period	3,287,030	2,718,780	16,176	15,142	693,900	690,946

Net assets at end of period	$4,527,749	$3,287,030	$687,106	$16,176	$669,723	$693,900

	2020	2019	2020	2019	2020	2019

Units, beginning of period	86,203	93,485	1,195	1,195	40,686	44,958

Units issued	8,650	1,026	49,845	-	76	384

Units redeemed	(17,891)	(8,308)	(3,723)	-	(2,202)	(4,656)

Units, end of period	76,962	86,203	47,317	1,195	38,560	40,686

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$83,504	$65,058	$356	$5,954	$468,141	$526,879

Expenses:

Mortality and expense risk and administrative charges	(36,371)	(41,925)	(1,006)	(1,858)	(1,057,819)	(1,022,680)

Net investment income (loss)	47,133	23,133	(650)	4,096	(589,678)	(495,801)

Realized gains (losses) on investments:

Capital gain distributions received	212,501	279,515	2,432	7,758	3,354,226	8,292,772

Net realized gain (loss)	(89,372)	15,545	(20,133)	(79)	4,522,518	5,048,308

Realized gains (losses)	123,129	295,060	(17,701)	7,679	7,876,744	13,341,080

Unrealized appreciation (depreciation) during the period	(211,326)	379,124	(1,813)	22,164	19,839,991	18,867,456

Net increase (decrease) in net assets from operations	(41,064)	697,317	(20,164)	33,939	27,127,057	31,712,735

Changes from principal transactions:

Purchase payments	7,625	10,882	-	-	190,621	114,721

Transfers between sub-accounts and the company	(111,498)	(17,449)	(97,128)	-	(340,720)	(617,811)

Withdrawals	(156,449)	(335,955)	(983)	(809)	(8,933,569)	(11,083,062)

Annual contract fee	(222)	(252)	(2)	(3)	(16,800)	(18,666)

Net increase (decrease) in net assets from principal transactions	(260,544)	(342,774)	(98,113)	(812)	(9,100,468)	(11,604,818)

Total increase (decrease) in net assets	(301,608)	354,543	(118,277)	33,127	18,026,589	20,107,917

Net assets at beginning of period	3,333,057	2,978,514	147,230	114,103	113,724,402	93,616,485

Net assets at end of period	$3,031,449	$3,333,057	$28,953	$147,230	$131,750,991	$113,724,402

	2020	2019	2020	2019	2020	2019

Units, beginning of period	67,202	74,833	8,345	8,400	735,244	811,734

Units issued	352	518	-	-	2,302	5,870

Units redeemed	(6,220)	(8,149)	(6,718)	(55)	(60,278)	(82,360)

Units, end of period	61,334	67,202	1,627	8,345	677,268	735,244

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$-	$-	$13,190	$12,488	$115,029	$118,593

Expenses:

Mortality and expense risk and administrative charges	(3,023)	(2,754)	(2,553)	(3,235)	(62,800)	(68,281)

Net investment income (loss)	(3,023)	(2,754)	10,637	9,253	52,229	50,312

Realized gains (losses) on investments:

Capital gain distributions received	28,206	9,917	-	-	44,378	-

Net realized gain (loss)	1,714	11,923	(3,084)	(27,732)	153,888	(63,672)

Realized gains (losses)	29,920	21,840	(3,084)	(27,732)	198,266	(63,672)

Unrealized appreciation (depreciation) during the period	32,735	32,824	(488)	58,042	149,165	909,418

Net increase (decrease) in net assets from operations	59,632	51,910	7,065	39,563	399,660	896,058

Changes from principal transactions:

Purchase payments	-	-	364	460	4,384	4,797

Transfers between sub-accounts and the company	102,590	(139,038)	(14,514)	31,283	(55,430)	(48,163)

Withdrawals	(4,272)	(2,880)	(8,176)	(148,553)	(359,522)	(374,664)

Annual contract fee	(20)	(18)	(22)	(28)	(859)	(964)

Net increase (decrease) in net assets from principal transactions	98,298	(141,936)	(22,348)	(116,838)	(411,427)	(418,994)

Total increase (decrease) in net assets	157,930	(90,026)	(15,283)	(77,275)	(11,767)	477,064

Net assets at beginning of period	148,422	238,448	231,685	308,960	5,197,463	4,720,399

Net assets at end of period	$306,352	$148,422	$216,402	$231,685	$5,185,696	$5,197,463

	2020	2019	2020	2019	2020	2019

Units, beginning of period	8,224	16,819	10,767	16,767	160,149	174,163

Units issued	5,631	905	42	2,050	794	1,314

Units redeemed	(311)	(9,500)	(1,145)	(8,050)	(14,645)	(15,328)

Units, end of period	13,544	8,224	9,664	10,767	146,298	160,149

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV		Managed Volatility Balanced Portfolio Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$239,491	$192,089	$759	$536	$1,275,410	$1,132,415

Expenses:

Mortality and expense risk and administrative charges	(131,795)	(136,395)	(413)	(389)	(708,128)	(796,443)

Net investment income (loss)	107,696	55,694	346	147	567,282	335,972

Realized gains (losses) on investments:

Capital gain distributions received	329,102	283,909	1,620	1,277	2,641,349	2,554,924

Net realized gain (loss)	112,596	77,612	9	2	1,843,897	2,014,362

Realized gains (losses)	441,698	361,521	1,629	1,279	4,485,246	4,569,286

Unrealized appreciation (depreciation) during the period	476,615	1,066,583	1,626	3,521	(5,225,558)	3,804,228

Net increase (decrease) in net assets from operations	1,026,009	1,483,798	3,601	4,947	(173,030)	8,709,486

Changes from principal transactions:

Purchase payments	1,050	10,131	-	-	92,051	150,500

Transfers between sub-accounts and the company	(3,770)	(44,993)	-	-	(718,655)	(222,978)

Withdrawals	(942,252)	(1,068,699)	-	-	(5,595,900)	(6,404,969)

Annual contract fee	(1,905)	(2,302)	-	-	(14,966)	(16,264)

Net increase (decrease) in net assets from principal transactions	(946,877)	(1,105,863)	-	-	(6,237,470)	(6,493,711)

Total increase (decrease) in net assets	79,132	377,935	3,601	4,947	(6,410,500)	2,215,775

Net assets at beginning of period	9,904,253	9,526,318	29,884	24,937	57,981,782	55,766,007

Net assets at end of period	$9,983,385	$9,904,253	$33,485	$29,884	$51,571,282	$57,981,782

	2020	2019	2020	2019	2020	2019

Units, beginning of period	596,910	667,538	2,106	2,106	1,118,394	1,252,151

Units issued	1,797	4,299	-	-	3,343	13,154

Units redeemed	(57,310)	(74,927)	-	-	(130,045)	(146,911)

Units, end of period	541,397	596,910	2,106	2,106	991,692	1,118,394

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV		Mid Value Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$437	$83	$-	$-	$10,292	$8,036

Expenses:

Mortality and expense risk and administrative charges	(244)	(50)	(76,061)	(71,272)	(7,090)	(8,045)

Net investment income (loss)	193	33	(76,061)	(71,272)	3,202	(9)

Realized gains (losses) on investments:

Capital gain distributions received	2,823	572	785,459	794,985	14,217	88,984

Net realized gain (loss)	(37)	(4)	146,722	133,128	(48,711)	(10,726)

Realized gains (losses)	2,786	568	932,181	928,113	(34,494)	78,258

Unrealized appreciation (depreciation) during the period	3,089	188	1,988,227	562,777	76,911	34,547

Net increase (decrease) in net assets from operations	6,068	789	2,844,347	1,419,618	45,619	112,796

Changes from principal transactions:

Purchase payments	-	-	6,148	6,291	658	801

Transfers between sub-accounts and the company	18,488	4,792	(494,179)	(46,858)	(11,285)	-

Withdrawals	-	-	(577,282)	(772,554)	(68,306)	(37,467)

Annual contract fee	(3)	(3)	(639)	(628)	(75)	(85)

Net increase (decrease) in net assets from principal transactions	18,485	4,789	(1,065,952)	(813,749)	(79,008)	(36,751)

Total increase (decrease) in net assets	24,553	5,578	1,778,395	605,869	(33,389)	76,045

Net assets at beginning of period	7,399	1,821	5,175,718	4,569,849	715,532	639,487

Net assets at end of period	$31,952	$7,399	$6,954,113	$5,175,718	$682,143	$715,532

	2020	2019	2020	2019	2020	2019

Units, beginning of period	414	128	59,776	69,978	13,592	14,343

Units issued	1,199	286	2,120	932	205	32

Units redeemed	-	-	(12,633)	(11,134)	(1,776)	(783)

Units, end of period	1,613	414	49,263	59,776	12,021	13,592

See accompanying notes.

15 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		Opportunistic Fixed Income Trust Series NAV		Real Estate Securities Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$6,807	$44,342	$30,813	$47,151	$244,148	$303,330

Expenses:

Mortality and expense risk and administrative charges	(23,360)	(26,702)	(10,658)	(9,795)	(166,464)	(195,900)

Net investment income (loss)	(16,553)	17,640	20,155	37,356	77,684	107,430

Realized gains (losses) on investments:

Capital gain distributions received	-	-	-	-	1,418,800	113,115

Net realized gain (loss)	-	-	709	(135)	1,082,077	1,233,936

Realized gains (losses)	-	-	709	(135)	2,500,877	1,347,051

Unrealized appreciation (depreciation) during the period	-	1	65,875	(2,630)	(3,677,181)	1,877,068

Net increase (decrease) in net assets from operations	(16,553)	17,641	86,739	34,591	(1,098,620)	3,331,549

Changes from principal transactions:

Purchase payments	-	-	6,460	32,458	11,451	8,424

Transfers between sub-accounts and the company	(2,080)	(18,783)	283,794	2,863	(407,183)	434,227

Withdrawals	(270,535)	(366,700)	(67,849)	(31,220)	(1,220,300)	(1,537,645)

Annual contract fee	(1,270)	(1,399)	(85)	(87)	(1,829)	(2,018)

Net increase (decrease) in net assets from principal transactions	(273,885)	(386,882)	222,320	4,014	(1,617,861)	(1,097,012)

Total increase (decrease) in net assets	(290,438)	(369,241)	309,059	38,605	(2,716,481)	2,234,537

Net assets at beginning of period	2,102,323	2,471,564	740,198	701,593	14,690,940	12,456,403

Net assets at end of period	$1,811,885	$2,102,323	$1,049,257	$740,198	$11,974,459	$14,690,940

	2020	2019	2020	2019	2020	2019

Units, beginning of period	106,253	126,799	29,280	29,105	110,261	119,369

Units issued	800	1,233	13,495	1,865	524	4,015

Units redeemed	(13,766)	(21,779)	(5,728)	(1,690)	(14,256)	(13,123)

Units, end of period	93,287	106,253	37,047	29,280	96,529	110,261

See accompanying notes.

16 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Stock Trust Series NAV

	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$17,943	$8,213	$345	$39	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(10,081)	(5,890)	(216)	(93)	(31,269)	(31,124)

Net investment income (loss)	7,862	2,323	129	(54)	(31,269)	(31,124)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	1,735	344	297,234	673,101

Net realized gain (loss)	(4,504)	(2,878)	(34)	894	(92,359)	(57,935)

Realized gains (losses)	(4,504)	(2,878)	1,701	1,238	204,875	615,166

Unrealized appreciation (depreciation) during the period	8,164	10,657	5,707	2,078	878,430	119,242

Net increase (decrease) in net assets from operations	11,522	10,102	7,537	3,262	1,052,036	703,284

Changes from principal transactions:

Purchase payments	60	60	-	-	5,846	1,131

Transfers between sub-accounts and the company	154,318	65,064	18,488	(19,424)	(124,468)	(113,572)

Withdrawals	(37,397)	(41,205)	-	-	(130,791)	(216,417)

Annual contract fee	(98)	(92)	(3)	(3)	(210)	(246)

Net increase (decrease) in net assets from principal transactions	116,883	23,827	18,485	(19,427)	(249,623)	(329,104)

Total increase (decrease) in net assets	128,405	33,929	26,022	(16,165)	802,413	374,180

Net assets at beginning of period	508,136	474,207	3,977	20,142	2,398,057	2,023,877

Net assets at end of period	$636,541	$508,136	$29,999	$3,977	$3,200,470	$2,398,057

	2020	2019	2020	2019	2020	2019

Units, beginning of period	33,246	31,756	227	1,426	64,780	74,492

Units issued	44,785	4,301	1,235	98	2,204	430

Units redeemed	(37,351)	(2,811)	(1)	(1,297)	(9,211)	(10,142)

Units, end of period	40,680	33,246	1,461	227	57,773	64,780

See accompanying notes.

17 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Value Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2020	2019	2020	2019	2020	2019

Income:

Dividend distributions received	$7,064	$5,515	$18,992	$17,264	$1,257	$461

Expenses:

Mortality and expense risk and administrative charges	(9,003)	(12,293)	(9,889)	(8,878)	(720)	(392)

Net investment income (loss)	(1,939)	(6,778)	9,103	8,386	537	69

Realized gains (losses) on investments:

Capital gain distributions received	74,884	60,757	-	-	6,109	1,904

Net realized gain (loss)	(111,745)	(24,751)	6,656	(4,716)	156	88

Realized gains (losses)	(36,861)	36,006	6,656	(4,716)	6,265	1,992

Unrealized appreciation (depreciation) during the period	(51,875)	162,502	29,249	44,910	13,172	4,658

Net increase (decrease) in net assets from operations	(90,675)	191,730	45,008	48,580	19,974	6,719

Changes from principal transactions:

Purchase payments	3,160	3,309	-	-	-	-

Transfers between sub-accounts and the company	(73,384)	(1,300)	139,839	154,469	39,989	-

Withdrawals	(65,746)	(64,367)	(99,785)	(100,181)	-	-

Annual contract fee	(86)	(102)	(67)	(74)	-	-

Net increase (decrease) in net assets from principal transactions	(136,056)	(62,460)	39,987	54,214	39,989	-

Total increase (decrease) in net assets	(226,731)	129,270	84,995	102,794	59,963	6,719

Net assets at beginning of period	928,779	799,509	753,396	650,602	30,806	24,087

Net assets at end of period	$702,048	$928,779	$838,391	$753,396	$90,769	$30,806

	2020	2019	2020	2019	2020	2019

Units, beginning of period	15,561	18,435	38,602	35,589	1,605	1,605

Units issued	1,087	55	9,392	8,540	2,303	-

Units redeemed	(3,865)	(2,929)	(7,278)	(5,527)	-	-

Units, end of period	12,783	15,561	40,716	38,602	3,908	1,605

See accompanying notes.

18 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV
	2020	2019

Income:

Dividend distributions received	$19,332	$2,607

Expenses:

Mortality and expense risk and administrative charges	(11,907)	(1,873)

Net investment income (loss)	7,425	734

Realized gains (losses) on investments:

Capital gain distributions received	-	-

Net realized gain (loss)	327	402

Realized gains (losses)	327	402

Unrealized appreciation (depreciation) during the period	(1,777)	1,602

Net increase (decrease) in net assets from operations	5,975	2,738

Changes from principal transactions:

Purchase payments	40,000	-

Transfers between sub-accounts and the company	1,088,163	192,370

Withdrawals	(261,408)	(141,735)

Annual contract fee	(24)	(15)

Net increase (decrease) in net assets from principal transactions	866,731	50,620

Total increase (decrease) in net assets	872,706	53,358

Net assets at beginning of period	195,454	142,096

Net assets at end of period	$1,068,160	$195,454

	2020	2019

Units, beginning of period	15,945	11,917

Units issued	102,209	15,888

Units redeemed	(30,145)	(11,860)

Units, end of period	88,009	15,945

See accompanying notes.

19 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account W (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

20 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

The Company’s results and operations have been and may continue to be adversely impacted by the COVID-19 pandemic and the recent economic downturn. The adverse effects include but are not limited to significant volatility in equity markets and decline in interest rates, increase in credit risk, strain on commodity markets, foreign currency exchange rate volatility, increases in insurance claims, persistency and redemptions, and disruption of business operations. The breadth and depth of these events and how long they will continue have introduced additional uncertainty around estimates used in determining the carrying value of certain assets and liabilities included in these financial statements.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2020.

21 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2020, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

22 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three -level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2020. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Mutual Funds
Affiliated	$ 309,253,271	-	-	309,253,271

Total	$ 309,253,271	-	-	309,253,271

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2020.

23 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2020 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$241,129	$695,656
Active Bond Trust Series NAV	1,017,701	3,245,729
Blue Chip Growth Trust Series NAV	5,638,853	6,089,773
Capital Appreciation Trust Series NAV	833,071	895,670
Core Bond Trust Series NAV	720,281	58,650
Disciplined Value International Trust Series NAV	13,892	38,309
Equity Income Trust Series NAV	311,113	312,023
Financial Industries Trust Series NAV	2,788	99,119
Fundamental All Cap Core Trust Series NAV	4,382,106	10,720,150
Health Sciences Trust Series NAV	132,803	9,321
High Yield Trust Series NAV	13,919	25,630
International Equity Index Series NAV	181,956	496,775
Lifestyle Balanced Portfolio Series NAV	595,416	1,105,493
Lifestyle Growth Portfolio Series NAV	2,379	413
Managed Volatility Balanced Portfolio Series NAV	4,077,981	7,103,820
Mid Cap Index Trust Series NAV	21,748	246
Mid Cap Stock Trust Series NAV	1,036,076	1,392,631
Mid Value Trust Series NAV	32,969	94,559
Money-Market Trust Series NAV	25,599	316,038
Opportunistic Fixed Income Trust Series NAV	398,053	155,577
Real Estate Securities Trust Series NAV	1,727,321	1,848,699
Short Term Government Income Trust Series NAV	713,509	588,764
Small Cap Index Trust Series NAV	20,568	218
Small Cap Stock Trust Series NAV	412,067	395,725
Small Cap Value Trust Series NAV	124,177	187,289
Total Bond Market Series Trust NAV	204,873	155,783
Total Stock Market Index Trust Series NAV	47,353	718
Ultra Short Term Bond Trust Series NAV	1,249,324	375,169

24 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series NAV(*)	2020	52	$ 67.69 to $ 61.34	$ 3,249	1.40 % to 1.00%	1.91%	16.96 % to 16.49%
	2019	62	57.88 to 52.65	3,333	1.40 to 1.00	1.73	29.85 to 29.34
	2018	72	44.57 to 40.71	3,001	1.40 to 1.00	1.36	-5.59 to -5.97
	2017	78	47.21 to 43.29	3,446	1.40 to 1.00	1.74	20.33 to 19.85
	2016	86	39.23 to 36.12	3,149	1.40 to 1.00	1.72	10.53 to 10.09

Active Bond Trust Series NAV(*)	2020	367	144.97 to 44.36	25,416	1.40 to 0.64	2.93	8.04 to 7.22
	2019	402	134.18 to 41.37	26,222	1.40 to 0.64	2.77	8.60 to 7.78
	2018	448	123.56 to 38.38	27,048	1.40 to 0.64	3.09	-1.18 to -1.93
	2017	520	125.04 to 39.14	31,554	1.40 to 0.64	3.40	4.22 to 3.43
	2016	586	119.97 to 37.84	34,056	1.40 to 0.64	3.58	3.83 to 3.05

Blue Chip Growth Trust Series NAV(*)	2020	289	181.48 to 148.49	43,527	1.40 to 1.00	0.00	33.07 to 32.53
	2019	334	136.38 to 112.04	37,863	1.40 to 1.00	0.01	28.54 to 28.02
	2018	367	106.11 to 87.52	32,526	1.40 to 1.00	0.06	1.02 to 0.62
	2017	398	105.03 to 86.97	34,999	1.40 to 1.00	0.11	34.98 to 34.45
	2016	432	77.81 to 64.69	28,255	1.40 to 1.00	0.05	-0.15 to -0.55

Capital Appreciation Trust Series NAV(*)	2020	77	64.05 to 58.04	4,528	1.40 to 1.00	0.00	54.74 to 54.12
	2019	86	41.39 to 37.66	3,287	1.40 to 1.00	0.04	31.56 to 31.03
	2018	93	31.47 to 28.74	2,719	1.40 to 1.00	0.35	-1.71 to -2.10
	2017	99	32.01 to 29.35	2,948	1.40 to 1.00	0.11	35.16 to 34.62
	2016	95	23.68 to 21.81	2,100	1.40 to 1.00	0.01	-1.98 to -2.37

Core Bond Trust Series NAV(*)	2020	47	14.82 to 14.52	687	1.40 to 1.00	3.87	7.71 to 7.28
	2019	1	13.76 to 13.54	16	1.40 to 1.00	2.50	7.26 to 6.83
	2018	1	12.83 to 12.67	15	1.40 to 1.00	2.59	-1.53 to -1.92

Disciplined Value International Trust Series NAV(*)	2020	39	18.85 to 17.08	670	1.40 to 1.00	2.22	2.25 to 1.84
	2019	41	18.43 to 16.77	694	1.40 to 1.00	2.82	11.29 to 10.84
	2018	45	16.56 to 15.13	691	1.40 to 1.00	2.24	-15.80 to -16.14
	2017	69	19.67 to 18.04	1,257	1.40 to 1.00	1.89	16.09 to 15.62
	2016	71	16.95 to 15.60	1,119	1.40 to 1.00	2.19	11.08 to 10.64

Equity Income Trust Series NAV(*)	2020	61	53.58 to 48.55	3,031	1.40 to 1.00	3.05	0.01 to -0.39
	2019	67	53.57 to 48.74	3,333	1.40 to 1.00	2.05	25.21 to 24.71
	2018	75	42.79 to 39.08	2,979	1.40 to 1.00	1.93	-10.41 to -10.77
	2017	78	47.76 to 43.80	3,462	1.40 to 1.00	2.24	15.12 to 14.66
	2016	90	41.49 to 38.20	3,475	1.40 to 1.00	2.36	18.00 to 17.53

Financial Industries Trust Series NAV(*)	2020	2	17.80 to 17.80	29	1.42 to 1.42	0.50	0.88 to 0.88
	2019	8	17.64 to 17.64	147	1.40 to 1.40	4.48	29.88 to 29.88
	2018	8	13.58 to 13.58	114	1.40 to 1.40	1.01	-15.56 to -15.56
	2017	3	16.09 to 16.09	48	1.40 to 1.40	0.81	13.69 to 13.69
	2016	7	14.15 to 14.15	106	1.40 to 1.40	3.02	17.81 to 17.81

Fundamental All Cap Core Trust Series NAV(*)	2020	677	629.15 to 106.07	131,749	1.40 to 0.58	0.42	26.24 to 25.21
	2019	735	498.39 to 84.72	113,724	1.40 to 0.58	0.49	35.79 to 34.68
	2018	812	367.04 to 62.90	93,616	1.40 to 0.58	0.46	-13.66 to -14.37
	2017	908	425.13 to 73.45	121,033	1.40 to 0.58	0.78	27.03 to 25.99
	2016	1,002	334.67 to 58.30	105,304	1.40 to 0.58	0.66	7.77 to 6.89

Health Sciences Trust Series NAV(*)	2020	14	23.02 to 22.55	306	1.40 to 1.00	0.00	26.00 to 25.49
	2019	8	18.27 to 17.97	148	1.40 to 1.00	0.00	27.39 to 26.88
	2018	17	14.34 to 14.16	238	1.40 to 1.00	0.00	-0.23 to -0.63
	2017	14	14.37 to 14.25	200	1.40 to 1.00	0.00	26.34 to 25.83
	2016	1	11.38 to 11.33	14	1.40 to 1.00	0.01	-11.43 to -11.78

High Yield Trust Series NAV(*)	2020	10	23.60 to 21.61	216	1.40 to 1.00	6.36	4.72 to 4.30
	2019	11	22.54 to 20.72	232	1.40 to 1.00	4.85	14.83 to 14.37
	2018	17	19.63 to 18.12	309	1.40 to 1.00	6.15	-3.98 to -4.36
	2017	17	20.44 to 18.94	336	1.40 to 1.00	4.92	6.39 to 5.97
	2016	22	19.22 to 17.88	391	1.40 to 1.00	7.34	15.40 to 14.94

International Equity Index Series NAV(*)	2020	146	43.41 to 34.97	5,186	1.40 to 1.00	2.51	9.66 to 9.22
	2019	160	39.59 to 32.02	5,197	1.40 to 1.00	2.38	20.23 to 19.75
	2018	174	32.93 to 26.74	4,720	1.40 to 1.00	2.33	-14.95 to -15.29
	2017	191	38.72 to 31.56	6,101	1.40 to 1.00	2.21	26.18 to 25.68
	2016	200	30.68 to 25.11	5,089	1.40 to 1.00	2.62	3.39 to 2.98

Lifestyle Balanced Portfolio Series NAV(*)	2020	541	18.95 to 18.42	9,983	1.40 to 1.00	2.52	11.56 to 11.11
	2019	597	16.99 to 16.58	9,904	1.40 to 1.00	1.95	16.72 to 16.25
	2018	668	14.55 to 14.26	9,526	1.40 to 1.00	2.24	-5.33 to -5.71
	2017	745	15.37 to 15.12	11,267	1.40 to 1.00	2.22	11.26 to 10.81
	2016	799	13.82 to 13.65	10,916	1.40 to 1.00	2.13	5.11 to 4.69

Lifestyle Growth Portfolio Series NAV(*)	2020	2	15.90 to 15.90	33	1.40 to 1.40	2.57	12.05 to 12.05
	2019	2	14.19 to 14.19	30	1.40 to 1.40	1.93	19.83 to 19.83

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifestyle Growth Portfolio Series NAV(*)	2018	2	$ 11.84 to $ 11.84	$ 25	1.40 % to 1.40%	2.22%	-7.37 % to -7.37%
	2017	2	12.79 to 12.79	22	1.40 to 1.40	10.68	2.28 to 2.28

Managed Volatility Balanced Portfolio Series NAV(*)	2020	992	62.21 to 51.65	51,570	1.40 to 1.00	2.49	0.75 to 0.35
	2019	1,118	61.74 to 51.46	57,978	1.40 to 1.00	1.97	16.85 to 16.38
	2018	1,252	52.84 to 44.22	55,766	1.40 to 1.00	2.25	-5.76 to -6.14
	2017	1,402	56.07 to 47.11	66,551	1.40 to 1.00	2.18	13.02 to 12.57
	2016	1,559	49.62 to 41.85	65,691	1.40 to 1.00	2.05	3.87 to 3.46

Mid Cap Index Trust Series NAV(*)	2020	2	20.14 to 19.73	32	1.40 to 1.00	2.31	12.14 to 11.69
	2019	0	17.96 to 17.67	7	1.40 to 1.00	2.04	24.47 to 23.97
	2018	0	14.25 to 14.25	2	1.40 to 1.40	0.92	-12.68 to -12.68
	2017	0	16.32 to 16.32	7	1.40 to 1.40	0.27	14.25 to 14.25
	2016	4	14.28 to 14.28	52	1.40 to 1.40	2.74	18.50 to 18.50

Mid Cap Stock Trust Series NAV(*)	2020	49	147.74 to 105.26	6,954	1.40 to 1.00	0.00	63.83 to 63.17
	2019	60	90.54 to 64.25	5,176	1.40 to 1.00	0.00	33.30 to 32.76
	2018	70	68.20 to 48.20	4,570	1.40 to 1.00	0.00	-2.52 to -2.91
	2017	75	70.24 to 49.45	5,009	1.40 to 1.00	0.00	27.38 to 26.87
	2016	81	55.36 to 38.82	4,309	1.40 to 1.00	0.00	-0.42 to -0.82

Mid Value Trust Series NAV(*)	2020	12	59.46 to 54.43	682	1.40 to 1.00	1.75	8.63 to 8.20
	2019	14	54.73 to 50.31	716	1.40 to 1.00	1.18	18.30 to 17.83
	2018	14	46.27 to 42.70	639	1.40 to 1.00	0.82	-11.57 to -11.92
	2017	15	52.32 to 48.48	764	1.40 to 1.00	1.01	10.35 to 9.91
	2016	19	47.41 to 44.11	882	1.40 to 1.00	1.23	22.86 to 22.37

Money -Market Trust Series NAV(*)	2020	93	28.87 to 14.44	1,812	1.40 to 1.00	0.35	-0.67 to -1.07
	2019	106	29.07 to 14.59	2,102	1.40 to 1.00	1.98	0.97 to 0.57
	2018	127	28.79 to 14.51	2,472	1.40 to 1.00	1.56	0.59 to 0.19
	2017	152	28.62 to 14.48	2,909	1.40 to 1.00	0.63	-0.36 to -0.76
	2016	186	28.72 to 14.59	3,550	1.40 to 1.00	0.16	-0.57 to -0.83

Opportunistic Fixed Income Trust Series NAV(*)	2020	37	31.02 to 28.10	1,049	1.40 to 1.00	3.92	12.77 to 12.32
	2019	29	27.50 to 25.02	740	1.40 to 1.00	6.52	5.31 to 4.89
	2018	29	26.12 to 23.86	702	1.40 to 1.00	2.75	-2.71 to -3.10
	2017	36	26.85 to 24.62	904	1.40 to 1.00	2.37	7.63 to 7.20
	2016	43	24.94 to 22.96	1,001	1.40 to 1.00	0.00	2.12 to 1.72

Real Estate Securities Trust Series NAV(*)	2020	97	136.76 to 123.43	11,974	1.40 to 1.00	2.04	-6.52 to -6.90
	2019	110	146.30 to 132.58	14,691	1.40 to 1.00	2.14	28.18 to 27.67
	2018	119	114.14 to 103.84	12,456	1.40 to 1.00	1.69	-4.38 to -4.76
	2017	131	119.37 to 109.04	14,306	1.40 to 1.00	0.55	5.20 to 4.78
	2016	151	113.46 to 104.06	15,823	1.40 to 1.00	3.36	5.90 to 5.47

Short Term Government Income Trust Series NAV(*)	2020	41	15.84 to 15.48	637	1.40 to 1.00	2.27	2.62 to 2.21
	2019	33	15.44 to 15.15	508	1.40 to 1.00	1.73	2.41 to 2.00
	2018	32	15.08 to 14.85	474	1.40 to 1.00	2.02	-0.11 to -0.51
	2017	37	15.09 to 14.93	555	1.40 to 1.00	1.37	-0.38 to -0.78
	2016	45	15.15 to 15.05	677	1.40 to 1.00	1.58	-0.38 to -0.78

Small Cap Index Trust Series NAV(*)	2020	1	20.92 to 20.50	30	1.40 to 1.00	2.15	18.13 to 17.66
	2019	0	17.71 to 17.42	4	1.40 to 1.00	0.58	23.82 to 23.33
	2018	1	14.13 to 14.13	20	1.40 to 1.40	0.97	-12.53 to -12.53
	2017	2	16.15 to 16.15	28	1.40 to 1.40	0.39	12.84 to 12.84
	2016	1	14.31 to 14.31	19	1.40 to 1.40	2.33	19.33 to 19.33

Small Cap Stock Trust Series NAV(*)	2020	58	60.08 to 54.44	3,200	1.40 to 1.00	0.00	50.12 to 49.52
	2019	65	40.02 to 36.41	2,398	1.40 to 1.00	0.00	36.72 to 36.18
	2018	74	29.27 to 26.74	2,024	1.40 to 1.00	0.00	-6.16 to -6.54
	2017	82	31.20 to 28.61	2,373	1.40 to 1.00	0.00	25.44 to 24.94
	2016	102	24.87 to 22.90	2,364	1.40 to 1.00	0.00	1.25 to 0.85

Small Cap Value Trust Series NAV(*)	2020	13	54.92 to 15.07	702	1.41 to 1.41	1.10	-7.61 to -7.98
	2019	16	59.68 to 16.31	929	1.40 to 1.00	0.62	25.36 to 24.86
	2018	18	47.80 to 13.01	800	1.40 to 1.00	0.72	-13.31 to -13.66
	2017	23	55.36 to 15.01	1,172	1.40 to 1.00	0.97	2.75 to 2.34
	2016	27	54.09 to 14.61	1,358	1.40 to 1.00	0.70	21.46 to 20.97

Total Bond Market Series Trust NAV(*)	2020	41	21.81 to 19.97	838	1.40 to 1.00	2.39	6.32 to 5.89
	2019	39	20.51 to 18.85	753	1.40 to 1.00	2.37	7.22 to 6.79
	2018	36	19.13 to 17.65	651	1.40 to 1.00	2.54	-1.23 to -1.62
	2017	44	19.37 to 17.95	824	1.40 to 1.00	2.84	2.31 to 1.90
	2016	47	18.93 to 17.61	851	1.40 to 1.00	2.56	1.43 to 1.02

Total Stock Market Index Trust Series NAV(*)	2020	4	23.47 to 22.99	91	1.40 to 1.00	2.10	20.29 to 19.81
	2019	2	19.19 to 19.19	31	1.40 to 1.40	1.64	27.90 to 27.90
	2018	2	15.00 to 15.00	24	1.40 to 1.40	1.24	-6.96 to -6.96

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Total Stock Market Index Trust Series NAV(*)	2017	2	$ 16.13 to $ 16.13	$ 26	1.40 % to 1.40%	1.36%	18.98 % to 18.98%
	2016	2	13.55 to 13.55	23	1.40 to 1.40	2.05	10.82 to 10.82

Ultra Short Term Bond Trust Series NAV(*)	2020	88	12.45 to 12.08	1,068	1.40 to 1.00	2.17	0.60 to 0.20
	2019	16	12.38 to 12.05	195	1.40 to 1.00	1.73	2.05 to 1.64
	2018	12	12.13 to 11.86	142	1.40 to 1.00	0.98	0.53 to 0.13
	2017	33	12.07 to 11.84	391	1.40 to 1.00	2.23	-0.38 to -0.78
	2016	22	12.11 to 11.94	264	1.40 to 1.00	1.60	-0.34 to -0.74

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2020

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.58% and 1.42% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

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